ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Notable Labs, Ltd., previously known as Vascular Biogenics, Ltd., is an Israeli corporation (“Notable”). These consolidated financial statements include three wholly owned subsidiaries, Notable Labs, Inc. (“Notable US”), VBL, Inc. (“VBL”) and Notable Therapeutics, Inc. (“Therapeutics”) (together with Notable, the “Company”). All material intercompany transactions have been eliminated in consolidation.

Notable US was incorporated as a Delaware corporation in 2014. Initially, Notable US developed its Predictive Medicines Platform (“PMP”) as a diagnostic tool for physicians for identifying which cancer treatment would be the most effective for an individual patient. Notable US then broadened its mission and applied its PMP to streamline and accelerate the identification and validation of investigational compounds, working with multiple biotechnology and pharmaceutical companies under service-based agreements. In 2021, by entering into the Oncoheroes Agreement and the CicloMed Agreement, Notable US advanced from a purely diagnostic company to an integrated – diagnostic and therapeutic – platform therapeutics company designing and developing or co-developing predictive medicines.

On October 16, 2023, pursuant to the Agreement and Plan of Merger, dated February 22, 2023 (the “Merger Agreement”), by and among Notable Labs, Ltd., Merger Sub, and Notable US, Merger Sub was merged with and into Notable US, with Notable US continuing after the merger as the surviving entity and a wholly owned subsidiary of Notable Labs, Ltd. (the “Merger”). At the effective time of the Merger, without any action on the part of any stockholder, each issued and outstanding share of pre-Merger Notable US common stock, par value $0.001 per share (the “Notable US Common Stock”), including shares underlying pre-Merger Notable US outstanding equity awards, was converted into the right to receive 0.0629 shares (the “Exchange Ratio”) of Notable Labs, Ltd. ordinary shares, NIS 0.35 par value per share (the “Company Ordinary Shares” or “Notable Ordinary Shares”). Immediately following the effective time of the Merger, Notable effected a 1-for-35 reverse stock split of the issued and outstanding Notable Ordinary Shares (the “Reverse Share Split”).

In connection with the closing of the Merger, Notable changed its name to Notable Labs, Ltd. and Notable’s Ordinary Shares listed on The Nasdaq Capital Market, previously trading through the close of business on October 16, 2023 under the trading symbol “VBLT”, commenced trading on The Nasdaq Capital Market, on a post-Reverse Share Split adjusted basis, under the trading symbol “NTBL” on October 17, 2023.

Liquidity and Going Concern Assessment

The Company has incurred losses and negative cash flows from operations since its inception. As of June 30, 2024 and December 31, 2023, the Company had an accumulated deficit of approximately $91.3 million and $82.3 million, respectively. As of June 30, 2024, the Company had cash of $4.1 million and has forecasted cash needs in excess of current liquidity. These conditions raise substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company’s ability to fund its operations will require additional capital, and the Company intends to raise such capital through the issuance of additional debt or equity, including through licensing or collaboration agreements.

These plans are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not entirely within the Company’s control, management has determined it is not probable they will be effectively implemented.

These financial statements have been prepared on a going concern basis and do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary in the event the Company can no longer continue as a going concern.

The Company is continuing to develop its predictive medicine platform and treatments, which is the primary use of funds for the Company. Management expects to continue to incur additional substantial losses and negative cash flows from operations in the foreseeable future as a result of expanded research and development activities until regulatory approval is granted. Regulatory approval is not guaranteed and may never be obtained.

NOTABLE LABS, LTD.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish these plans and secure sources of financing and ultimately attain profitable operations. However, if such financing is not approved, does not occur, or alternative financing is not available at adequate levels or on acceptable terms, or profitable operations are not attained, the Company could be required to significantly reduce operating expenses and delay, reduce the scope of or eliminate some of its development programs, enter into a collaboration or other similar arrangement with respect to commercialization rights to any of its product candidates, out license intellectual property rights to its product candidates and sell unsecured assets, or a combination of the above. Any of these actions could have a material adverse effect on the Company’s business, results of operations, financial condition and/or its ability to fund its scheduled obligations on a timely basis or at all. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Notable Labs, Ltd., previously known as Vascular Biogenics, Ltd., is an Israeli corporation (“Notable”). These consolidated financial statements include three wholly owned subsidiaries as of December 31, 2023, Notable Labs, Inc. (“Notable US”), VBL, Inc. (“VBL”) and Notable Therapeutics, Inc. (“Therapeutics”) (together, the “Company”). All material intercompany transactions have been eliminated in consolidation.

Notable US was incorporated as a Delaware corporation in 2014. Initially, Notable US developed its PPMP as a diagnostic tool for physicians for identifying which cancer treatment would be the most effective for an individual patient. Notable US then broadened its mission and applied its PPMP to streamline and accelerate the identification and validation of investigational compounds, working with multiple biotechnology and pharmaceutical companies under service-based agreements. In 2021, by entering into the Oncoheroes Agreement and the CicloMed Agreement, Notable US advanced from a purely diagnostic company to an integrated – diagnostic and therapeutic – platform therapeutics company designing and developing or co-developing predictive precision medicines.

On October 16, 2023, pursuant to the Agreement and Plan of Merger, dated February 22, 2023 (the “Merger Agreement”), by and among Notable Labs, Ltd., Merger Sub, and Notable US, Merger Sub was merged with and into Notable, with Notable US continuing after the merger as the surviving entity and a wholly owned subsidiary of Notable Labs, Ltd. (the “Merger”). At the effective time of the Merger, without any action on the part of any stockholder, each issued and outstanding share of pre-Merger Notable US common stock, par value $0.001 per share (the “Notable US Common Stock”), including shares underlying pre-Merger Notable US outstanding equity awards, was converted into the right to receive 0.0629 shares (the “Exchange Ratio”) of Notable Labs, Ltd. ordinary shares, NIS 0.35 par value per share (the “Company Ordinary Shares” or “Notable Ordinary Shares”). Immediately following the effective time of the Merger, Notable effected a 1-for-35 reverse stock split of the issued and outstanding Notable Ordinary Shares (the “Reverse Share Split”).

In connection with the closing of the Merger, Notable changed its name to Notable Labs, Ltd. and Notable’s Ordinary Shares listed on The Nasdaq Capital Market, previously trading through the close of business on October 16, 2023 under the trading symbol “VBLT”, commenced trading on The Nasdaq Capital Market, on a post-Reverse Stock Split adjusted basis, under the trading symbol “NTBL” on October 17, 2023.

Liquidity and Going Concern Assessment

The Company has incurred losses and negative cash flows from operations since its inception. As of December 31, 2023 and 2022, the Company had an accumulated deficit of approximately $82.3 million and $71.0 million, respectively. As of December 31, 2023, the Company had cash of $11.8 million and has forecasted cash needs in excess of current liquidity. These conditions raise substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company’s ability to fund its operations will require additional capital, and the Company intends to raise such capital through the issuance of additional debt or equity, including through licensing or collaboration agreements.

These plans are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not entirely within the Company’s control, management has determined it is not probable they will be effectively implemented.

These financial statements have been prepared on a going concern basis and do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary in the event the Company can no longer continue as a going concern.

The Company is continuing to develop its medicine platform and treatments, which is the primary use of funds for the Company. Management expects to continue to incur additional substantial losses and negative cash flows from operations in the foreseeable future as a result of expanded research and development activities until regulatory approval is granted. Regulatory approval is not guaranteed and may never be obtained.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish these plans and secure sources of financing and ultimately attain profitable operations. However, if such financing is not approved, does not occur, or alternative financing is not available at adequate levels or on acceptable terms, or profitable operations are not attained, the Company could be required to significantly reduce operating expenses and delay, reduce the scope of or eliminate some of its development programs, enter into a collaboration or other similar arrangement with respect to commercialization rights to any of its product candidates, out license intellectual property rights to its product candidates and sell unsecured assets, or a combination of the above. Any of these actions could have a material adverse effect on the Company’s business, results of operations, financial condition and/or its ability to fund its scheduled obligations on a timely basis or at all. If the Company is unable to obtain adequate capital, it could be forced to cease operations.